Note 10 - Retirement Plan	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
10 .	Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the
“401k
Plan”) administered by a
third
-party service provider, and the Company contributes to the
401k
Plan on behalf of its employees based upon a matching formula. During the years ended
December 31, 2017,
2016
and
2015
our contributions to the
401k
Plan were
$29,265,
$33,871,
and
$40,296,
respectively.